Form N-1A Cover	Nov. 14, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BNY MELLON INDEX FUNDS, INC.
Entity Central Index Key	0000857114
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 14, 2025
Prospectus Date	Feb. 28, 2025